Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	£ 2,030
Balance at the end	4,208	£ 2,030
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	1,473
Balance at the end	1,473	1,473
IT software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	557
Balance at the end	2,735	557
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	2,388	2,155
Additions	2,565	233
Balance at the end	4,953	2,388
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	1,473	1,473
Balance at the end	1,473	1,473
Cost or valuation | IT software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	915	682
Additions	2,565	233
Balance at the end	3,480	915
Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(358)	(95)
Amortisation charge	387	263
Balance at the end	(745)	(358)
Amortisation | IT software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(358)	(95)
Amortisation charge	387	263
Balance at the end	£ (745)	£ (358)